(Loss) Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2025
(Loss) Earnings Per Share [Abstract]
Schedule of Basic and Diluted (Loss) Earnings Per Share

Basic and diluted (loss) earnings per share is calculated as follows:

	For the Six Months Ended
	June 30,
	2024	2025
	RMB	RMB
Numerator:
Net loss from discontinued operation	(51,673)	—
Denominator:
Denominator for basic and diluted loss per share:
Weighted average number of Class A and Class B ordinary shares outstanding-basic	50,181,969	107,418,503
Weighted average number of Class A and Class B ordinary shares outstanding-diluted	50,181,969	108,705,638
Basic loss from discontinued operation per ADS*	(5.15)	—
Diluted loss from discontinued operation per ADS*	(5.15)	—
Numerator:
Net (loss)/income from continuing operations attributable to ordinary shareholder	(62,880)	10,819
Denominator:
Denominator for basic and diluted (loss) earnings per share:
Weighted average number of Class A and Class B ordinary shares outstanding-basic	50,181,969	107,418,503
Weighted average number of Class A and Class B ordinary shares outstanding-diluted	50,181,969	108,705,638
Basic (loss) earnings from continuing operations per ADS*	(6.27)	0.50
Diluted (loss) earnings from continuing operations per ADS*	(6.27)	0.50
*	The Company applied the ratio of American depositary shares (“ADSs”) to Class A ordinary shares (the “ADS Ratio”) as one ADS representing five Class A ordinary shares.